Leases - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Leases [Abstract]
Lease expenses for operating lease	$ 122,545	$ 90,731	$ 85,945
Total royalties	52,482	$ 51,827	$ 55,257
Future minimum lease commitments related to contracts of affreightment	$ 172,877